Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Contract Liabilities [Abstract]
Contract liabilities	$ 14,592	$ 93,947
Balance as of beginning	93,947	9,865
Additions (cash received or amounts billed in advance)	107,000	144,866
Transferred to revenue during the year	(189,400)	(55,703)
Foreign currency translation adjustment	3,045	(5,081)
Ending balance	$ 14,592	$ 93,947